Financial assets and liabilities	6 Months Ended
Dec. 31, 2025
Disclosure Of Financial Assets And Liabilities [Abstract]
Financial assets and liabilities	Financial assets and liabilities
This note provides information about the Group's financial instruments, including:
•an overview of all financial instruments held by the Group;
•specific information about each type of financial instrument;
•accounting policies; and
•information used to determine the fair value of the instruments, including judgments and estimation uncertainty involved.
The Group holds the following financial instruments:

Financial assets (in U.S. dollars, in thousands)	Notes	Assets at FVOCI(1)	Assets at FVTPL(2)	Assets at amortized cost	Total
As of December 31, 2025
Cash & cash equivalents	5(a)	—	—	129,975	129,975
Trade & other receivables	5(b)	—	—	43,300	43,300
Financial assets at fair value through other comprehensive income		1,551	—	—	1,551
Other non-current assets		—	—	1,194	1,194
		1,551	—	174,469	176,020
As of June 30, 2025
Cash & cash equivalents	5(a)	—	—	161,551	161,551
Trade & other receivables	5(b)	—	—	14,866	14,866
Financial assets at fair value through other comprehensive income		1,388	—	—	1,388
Other non-current assets		—	—	1,296	1,296
		1,388	—	177,713	179,101
(1)Fair value through other comprehensive income
(2)Fair value through profit or loss

Financial liabilities (in U.S. dollars, in thousands)	Notes	Liabilities at FVOCI(1)	Liabilities at FVTPL(2)	Liabilities at amortized cost	Total
As of December 31, 2025
Trade and other payables	5(c)	—	—	33,576	33,576
Borrowings	5(d)	—	—	126,870	126,870
Contingent consideration	5(e)(iii)	—	14,138	—	14,138
Warrant liability	5(e)(vi)	—	14,172	—	14,172
		—	28,310	160,446	188,756
As of June 30, 2025
Trade and other payables	5(c)	—	—	19,082	19,082
Borrowings	5(d)	—	—	121,894	121,894
Contingent consideration	5(e)(iii)	—	21,779	—	21,779
Warrant liability	5(e)(vi)	—	5,724	—	5,724
		—	27,503	140,976	168,479
(1)Fair value through other comprehensive income
(2)Fair value through profit or loss
The Group’s exposure to various risks associated with the financial instruments is discussed in Note 9. The maximum exposure to credit risk at the end of the reporting period is the carrying amount of each class of financial assets mentioned above.
a.    Cash and cash equivalents

(in U.S. dollars, in thousands)	As of December 31, 2025	As of June 30, 2025
Cash at bank	129,573	161,158
Deposits at call(1)	402	393
	129,975	161,551

(1)As of December 31, 2025 and June 30, 2025, interest-bearing deposits at call include amounts of $0.4 million and $0.4 million, respectively, held as security and restricted for use.
(i)    Classification as cash equivalents
Term deposits are presented as cash equivalents if they have a maturity of three months or less from the date of acquisition.
b.    Trade and other receivables and prepayments
(i)    Trade and other receivables

(in U.S. dollars, in thousands)	Notes	As of December 31, 2025	As of June 30, 2025
Trade receivables, net(1)		42,921	13,911
Foreign withholding tax recoverable		21	22
Interest receivables		2	2
Other recoverable taxes (Goods and services tax and value-added tax)		356	743
Net investment in sublease		—	188
Trade and other receivables		43,300	14,866

(1)As of December 31, 2025 and June 30, 2025, gross trade receivables is offset by estimated government chargebacks of $1.6 million and $0.9 million, respectively.
(ii)    Prepayments

(in U.S. dollars, in thousands)	As of December 31, 2025	As of June 30, 2025
Clinical trial research and development expenditure	1,410	1,402
Prepaid insurance and subscriptions	2,791	1,967
Other	3,343	2,318
Prepayments	7,544	5,687
(iii)    Classification as trade and other receivables
Trade receivables and other receivables represent the gross amounts due at balance date less adjustments for estimated revenue deductions such as certain distribution fees and chargebacks as applicable to receivables on product sales, and any provision for expected credit losses, where applicable. The Group uses the simplified approach to measuring expected credit losses, which uses a lifetime expected credit loss allowance. Debts which are known to be uncollectible are written off in the Condensed Consolidated Income Statement within Selling, general and administration expenses. All trade and other receivables, with the exception of the net investment in sublease, are recognized at the value of the amounts receivable, as trade receivables from product sales are due within 112 days, and other trade and other receivables are due for settlement within 60 days, and therefore do not require remeasurement. The net investment in sublease is recognized at the present value of minimum lease payments receivable over the remaining life of the lease.
(iv)    Fair values of trade and other receivables
Due to the short-term nature of the current receivables, their carrying amount is assumed to be the same as their fair value.
(v)    Impairment and risk exposure
Information about the impairment of trade and other receivables, their credit quality and the Group’s exposure to credit risk, foreign currency risk and interest rate risk can be found in Note 9.
c.    Trade and other payables

(in U.S. dollars, in thousands)	As of December 31, 2025	As of June 30, 2025
Trade payables and other payables	27,115	18,133
Gross to net accruals	6,461	949
Trade and other payables	33,576	19,082
The carrying amounts of trade and other payables are assumed to be the same as their fair values, due to their short-term nature. Gross to net accruals includes amounts for government rebates, distribution service fees, distributor and off-label discounts, patient assistance programs, freight and packaging costs and returns associated with product sales.
d.    Borrowings

(in U.S. dollars, in thousands)	As of December 31, 2025	As of June 30, 2025
Borrowings
Secured liabilities:
Borrowing arrangements	101,039	81,919
Less: transaction costs	(5,898)	(10,782)
Amortization of carrying amount, net of payments made	31,729	50,757
	126,870	121,894

(in U.S. dollars, in thousands)	As of December 31, 2025	As of June 30, 2025
Borrowings
Current
Borrowings - NovaQuest	59,126	11,153
Borrowings - Credit-line facility	7,612	—
Borrowings - Oaktree	—	43,002
	66,738	54,155
Non-current
Borrowings - NovaQuest	—	67,739
Borrowings - Credit-line facility	60,132	—
	60,132	67,739
	126,870	121,894
(i)    Borrowing arrangements
Credit-line facility
In December 2025, the Group entered into a new $125.0 million 5-year credit-line facility provided by our largest shareholder. The Group drew the first tranche of $75.0 million on closing, with $41.7 million of proceeds being used to repay in full the outstanding balance of the existing senior secured loan facility with Oaktree and $25.0 million of proceeds being used to repay in part the loan and security agreement with NovaQuest. The $75.0 million proceeds were first allocated to the issue of warrants at fair value of $4.0 million (A$5.9 million), with the remainder to the new credit-line facility. A second tranche of up to $50.0 million is available to be drawn at the Group’s option until June 30, 2026. The credit-line facility has a five year interest only period, at a fixed rate of 8.00% per annum, payable quarterly.
The initial $75.0 million drawn is unsecured until the remainder of the NovaQuest debt is repaid, no later than July 8, 2026, after which the credit-line facility will be secured solely with the TEMCELL® HS Inj. (“TEMCELL”) royalty. The new credit-line facility can be repaid at any time without incurring early prepayment or make-whole fees, does not include exit fees, apart from TEMCELL does not encumber any of the Group's material assets or intellectual property, and has no restrictions on additional unsecured debt or licensing activities.
As at 31 December 2025, the portion of the credit‑line facility that is contractually due within the next twelve months has been classified as a current liability. This amount reflects the present value of interest payable within the next 12 months.
As part of the credit-line facility, warrants were granted to purchase 3,225,756 shares or 322,576 American Depositary Shares (“ADSs”) under a 1‑for‑10 ADS ratio, at A$3.20 per share, a 15% premium to the 30-day VWAP, with the ADS price calculated using the USD spot rate at the time of exercise. The Group has determined that an obligation to issue the warrants has arisen from the time the credit-line facility was signed; consequently, a liability for the warrants has been recognized in December 2025. The warrants may be exercised within 5 years of grant. The warrants are subject to shareholder approval and have not yet been legally issued at the date of this report. The warrants are classified as a current financial liability and measured at fair value through profit or loss (“FVTPL”), as their settlement terms create variability in proceeds and may require cash settlement and they may be exercised anytime following shareholder approval. Refer to Note 5(e)(vi) for more details on warrants issued.
This loan is with a related party, Dr Gregory George, a non-executive director of Mesoblast Limited. All the terms of the related party loan are described above. In addition, the Group also granted Dr Gregory George warrants to purchase 1,600,000 shares, at A$2.52 per share, for entering into a convertible note subscription agreement in September 2025, which has lapsed as at December 31, 2025. The warrants under this convertible note agreement were granted in exchange for services received and was subject to shareholder approval. Given these service conditions, the fair value of these warrants at issue date have been classified as equity within share option reserves.
Funds associated with Oaktree Capital Management, L.P. (“Oaktree”)
In November 2021, the Group entered into a five-year senior debt facility provided by funds associated with Oaktree. The facility had a three-year interest only period, at a fixed rate of 9.75% per annum, after which time the principal balance amortizes 5% per quarter beginning December 2024. The facility also allowed the Group to make quarterly payments of interest at a rate of 8.0% per annum for the first two years, and the unpaid interest portion (1.75% per annum) has been added to the outstanding loan balance and accrues further interest at a fixed rate of 9.75% per annum. The principal balance at the end of the three-year interest only period was $52.2 million, which amortizes at 5% per quarter beginning December 2024.
In December 2025, the Group repaid $41.7 million to extinguish the Oaktree loan using proceeds from the new five-year credit-line facility.

On November 19, 2021, Oaktree were also granted warrants to purchase 1,769,669 American Depositary Shares (“ADSs”) at US$7.26 per ADS, a 15% premium to the 30-day volume weighted average price ("VWAP"). The Group determined that an obligation to issue the warrants arose from the time the debt facility was signed; consequently, a liability for the warrants was recognized in November 2021. The warrants were legally issued on January 11, 2022 and have an expiry date of 7 years from date of issuance. On the issuance date of the Oaktree facility and the warrants, the warrants were initially measured at fair value and the Oaktree borrowing liability measured as the difference between the $60.0 million received from the Oaktree facility and the fair value of the warrants.

On January 5, 2024, the ratio under Mesoblast's American Depository Receipt ("ADR") program was changed from 5 ordinary shares representing 1 ADS (5:1 ratio) to a new ratio of 10 ordinary shares representing 1 ADS (10:1 ratio). As a result of this ratio change and as a result of completing the pro-rata accelerated non-renounceable rights issue in December 2023, the number and exercise price for the warrants granted to Oaktree was adjusted in accordance with the terms of these warrants. The warrants issued to Oaktree in November 2021 changed from 1,769,669 ADSs at $7.26 per ADS to 884,838 ADSs at $14.36 per ADS. Refer to Note 5(e)(vi) for more details on warrants issued.
In the six months ended December 31, 2025, the Group recognized a loss of $1.5 million in the Condensed Consolidated Income Statement as remeasurement of borrowing arrangements within finance costs in relation to repaying and extinguishing the Group's outstanding loan with Oaktree which has been replaced with a new $125.0 million five-year credit-line facility. In the six months ended December 31, 2024 the Group recognized a loss of $0.1 million in the Condensed Consolidated Income Statement as remeasurement of borrowing arrangements within finance costs in relation to the adjustment of the carrying amount of the financial liability to reflect the revised estimated future cash flows from the Oaktree facility.
NovaQuest Capital Management, L.L.C.
On June 29, 2018, the Group entered into an eight-year loan and security agreement with NovaQuest drawing $30.0 million of the principal in July 2018. The loan term included an interest only period of approximately four years through until July 8, 2022, then a four-year amortization period through until maturity on July 8, 2026.
Following receipt of proceeds from the commercial sales of Ryoncil® for the treatment in pediatric patients with SR-aGVHD in the United States and other geographies excluding Asia ("Ryoncil® for pediatric SR-aGVHD"), interest and principal payments commenced. Payments are based on a percentage of net sales receipts and are limited by a payment cap which is equal to the principal due for the next 12 months, plus accumulated unpaid principal and accrued unpaid interest. Principal is repayable in equal quarterly instalments over the amortization period of the loan and is subject to the payment cap described below. The loan has a fixed interest rate of 15% per annum. The outstanding loan balance is repayable in full at maturity. The Group can elect to prepay all outstanding amounts owing at any time prior to maturity.
During the four-year period commencing July 8, 2022, principal amortizes in equal quarterly instalments. If in any quarterly period, 25% of net sales of Ryoncil® for pediatric SR-aGVHD exceed the annual payment cap, the Group will pay the payment cap and an additional portion of excess sales which will be used towards the prepayment amount in the event there is an early prepayment of the loan. If in any quarterly period 25% of receipt of net sales of Ryoncil® for pediatric SR-aGVHD is less than the annual payment cap, then the payment is limited to 25% of receipt of net sales of Ryoncil® for pediatric SR-aGVHD. Any unpaid interest will be added to the principal amounts owing and shall accrue further interest. At maturity date, any unpaid loan balances are repaid.
In the six months ended December 31, 2025, the Group paid $2.2 million of interest to NovaQuest being 25% of receipts from net sales in the quarter ended September 30, 2025 of Ryoncil® for pediatric SR-aGVHD.
Because of this relationship of net sales and repayments, changes in the Group's estimated net sales may trigger an adjustment of the carrying amount of the financial liability to reflect the revised estimated cash flows. The carrying amount is recalculated by computing the present value of the revised estimated future cash flows at the financial instrument’s original effective interest rate. The adjustment is recognized in the Condensed Consolidated Income Statement as remeasurement of borrowing arrangements within finance costs in the period the revision is made.
In the six months ended December 31, 2025 and 2024, the Group recognized a loss of $0.3 million and a gain of $0.1 million, respectively, in the Condensed Consolidated Income Statement as remeasurement of borrowing arrangements within finance costs in relation to the adjustment of the carrying amount of the Group's financial liability to reflect the revised estimated future cash flows as a net result of changes to the key assumptions in development timelines.
On December 30, 2025, the Group amended the NovaQuest loan agreement to reduce the prepayment amount by $25.0 million and repaid $25.0 million on closing of the amendment simultaneously with drawing the $75.0 million tranche from the new five year credit-line facility.
The Group recognizes a liability as current based on repayments linked to estimates of receipt of net sales of Ryoncil®. However, if receipt of net sales of Ryoncil® are higher than estimated, actual repayments will exceed this amount, subject to the annual payment cap described above.
Following the full repayment of the senior debt facility with Oaktree on December 30, 2025, NovaQuest is the senior secured creditor as the Group has pledged a portion of its assets relating to the SR-aGVHD product candidate as collateral under the loan facility with NovaQuest.
(ii)    Compliance with loan covenants
Our loan facilities with NovaQuest and the credit-line facility contain a number of covenants that impose operating restrictions on us, which may restrict our ability to respond to changes in our business or take specified actions. The Group is currently obliged to maintain a minimum unrestricted cash balance of $15.0 million and increases to $25.0 million upon the draw down of the second tranche of up to $50.0 million under our loan and security agreement with the new credit-line facility. The Group also has covenants in our loan and security agreements with our lenders to provide certain financial and management reports periodically.
The Group has complied with all loan covenants of its borrowing facilities during the six months ended December 31, 2025 and as of June 30, 2025.
(iii)    Net Debt Reconciliation

(in U.S. dollars, in thousands)	As of December 31, 2025	As of June 30, 2025
Cash and cash equivalents	129,975	161,551
Borrowings	(126,870)	(121,894)
Lease liabilities	(8,274)	(6,263)
Warrant liability	(14,172)	(5,724)
Net Debt(1)	(19,341)	27,670

Cash and cash equivalents	129,975	161,551
Gross debt - fixed interest rates	(135,144)	(128,157)
Warrant liability	(14,172)	(5,724)
Net Debt(1)	(19,341)	27,670
(1)Net debt amount includes leases and borrowing arrangements.

	Liabilities from financing activities				Other assets
(in U.S. dollars, in thousands)	Borrowings	Leases	Warrant liability	Sub-total	Cash and cash equivalents	Total
Net Debt as at June 30, 2025	(121,894)	(6,263)	(5,724)	(133,881)	161,551	27,670
Cash Flows(1)	2,921	1,016	(3,961)	(24)	(32,079)	(32,103)
Remeasurement adjustments	(1,822)	—	(4,498)	(6,320)	—	(6,320)
Other Changes(2)	(6,075)	(471)	—	(6,546)	—	(6,546)
Acquisition – leases	—	(2,521)	—	(2,521)	—	(2,521)
Foreign exchange adjustments	—	(35)	11	(24)	503	479
Net Debt as at December 31, 2025	(126,870)	(8,274)	(14,172)	(149,316)	129,975	(19,341)
(1)Cash flows for borrowings and leases include the payments of borrowings, lease liabilities, interest and debt transaction costs which are presented as financing cash flows in the statement of cash flows.
(2)Other changes include modification of leases and accrued interest expenses for borrowings and leases.
(iv)    Fair values of borrowing arrangements
The carrying amount of the borrowings at amortized cost in accordance with our accounting policy is a reasonable approximation of fair value.
e.    Recognized fair value measurement
(i)    Fair value hierarchy
The following table presents the Group's financial assets and financial liabilities measured and recognized at fair value as of December 31, 2025 and June 30, 2025 on a recurring basis, categorized by level according to the significance of the inputs used in making the measurements:

As of December 31, 2025
(in U.S. dollars, in thousands)	Notes	Level 1	Level 2	Level 3	Total
Financial Assets
Financial assets at fair value through other comprehensive income:
Equity securities - biotech sector		—	—	1,551	1,551
Total Financial Assets		—	—	1,551	1,551

Financial Liabilities
Financial liabilities at fair value through profit or loss:
Contingent consideration	5(e)(iii)	—	—	14,138	14,138
Warrant liabilities	5(e)(vi)	—	—	14,172	14,172
Total Financial Liabilities		—	—	28,310	28,310

As of June 30, 2025
(in U.S. dollars, in thousands)	Notes	Level 1	Level 2	Level 3	Total

Financial Assets
Financial assets at fair value through other comprehensive income:
Equity securities - biotech sector		—	—	1,388	1,388
Total Financial Assets		—	—	1,388	1,388

Financial Liabilities
Financial liabilities at fair value through profit or loss:
Contingent consideration	5(e)(iii)	—	—	21,779	21,779
Warrant liabilities	5(e)(vi)	—	—	5,724	5,724
Total Financial Liabilities		—	—	27,503	27,503

There were no transfers between any of the levels for recurring fair value measurements during the period.
The Group’s policy is to recognize transfers into and transfers out of fair value hierarchy levels as at the end of the reporting period.
Level 1: The fair value of financial instruments traded in active markets (such as publicly traded derivatives, and trading and financial assets at fair value through other comprehensive income securities) is based on quoted market prices at the end of the reporting period. The quoted market price used for financial assets held by the Group is the current bid price. These instruments are included in level 1.
Level 2: The fair value of financial instruments that are not traded in an active market (for example, foreign exchange contracts) is determined using valuation techniques which maximize the use of observable market data and rely as little as possible on entity-specific estimates. If all significant inputs required to fair value an instrument are observable, the instrument is included in level 2.
Level 3: If one or more of the significant inputs is not based on observable market data, the instrument is included in level 3. This is the case for provisions and other liabilities (contingent consideration), equity securities (unlisted) and warrant liabilities.
(ii)    Valuation techniques used.
The Group did not hold any level 1 and level 2 financial instruments as at December 31, 2025 or June 30, 2025.
The Group’s level 3 assets consists of an investment in unlisted equity securities in the biotechnology sector. Level 3 assets were 100% of total assets measured at fair value as at December 31, 2025 and June 30, 2025. The Group’s level 3 liabilities consist of a contingent consideration provision related to the acquisition of the MSC assets from Osiris and warrant liabilities related to the warrants granted to Oaktree as part of the debt facility. Level 3 liabilities were 100% of total liabilities measured at fair value as at December 31, 2025 and June 30, 2025. The Group used discounted cash flow analysis to determine the fair value measurements of contingent consideration, Black-Sholes valuation method to determine the fair value of a financial derivative within contingent consideration and the Black-Scholes valuation method to determine the fair value of warrant liabilities. Refer to Note 5(e)(vi) for the fair value measurement and movements in warrant liability for the period ended December 31, 2025 and June 30, 2025.
(iii)    Fair value measurements using significant unobservable inputs (level 3)
The following table presents the changes in the contingent consideration balances within the level 3 instruments for the six months ended December 31, 2025 and the year ended June 30, 2025.

(in U.S. dollars, in thousands)	Contingent consideration provision
Opening balance - July 1, 2024	26,892
Amount paid during the period(1)	(20,000)
Charged/(credited) to consolidated income statement:
Remeasurement(2)	14,887
Closing balance - June 30, 2025	21,779

Opening balance - July 1, 2025	21,779
Charged/(credited) to consolidated income statement:
Remeasurement(3)	(7,641)
Closing balance - December 31, 2025	14,138

(1)In January 2025, the Group issued 10,228,239 ordinary shares as payment for a $20.0 million milestone within contingent consideration following the FDA approval of Ryoncil® in the treatment of children with SR-aGVHD in the United States in December 2024. The shares are subject to a 12-month lock-up period.

(2)
In the year ended June 30, 2025, a loss of $14.9 million was recognized on the remeasurement of contingent consideration pertaining to the acquisition of MSC assets from Osiris. Within this $14.9 million loss, $4.6 million of the remeasurement loss was a net result of changing key assumptions of the contingent consideration valuation, such as probability of success, development timelines and the increase in valuation as the time period shortens between the valuation date and the potential settlement dates of contingent consideration including the impact of receiving FDA approval for Ryoncil® in the treatment of children with SR-aGVHD in December 2024.

Within the $14.9 million loss, the Group also recognized a loss of $10.3 million on the remeasurement of the contingent consideration milestone paid in January 2025 through the issuance of shares, which are subject to a 12-month lock-up period. If the share price decreases over the lock-up period an additional payment equal to the reduction in the share price multiplied by the amount of issued shares under that milestone payment is required to be paid. This loss reflects the fair value remeasurement of the issued shares as at June 30, 2025.

(3)
In the six months ended December 31, 2025, a gain of $7.6 million was recognized on the remeasurement of contingent consideration pertaining to the acquisition of MSC assets from Osiris. Within this $7.6 million gain, $0.4 million loss was a net result of changing the key assumptions of the contingent consideration valuation, such as development timelines and the increase in valuation as the time period shortens between the valuation date and the potential settlement dates of contingent consideration.

Within the $7.6 million gain, the Group also recognized a gain of $8.0 million on the remeasurement of the contingent consideration milestone paid in January 2025 through the issuance of shares, which are subject to a 12-month lock-up period. If the share price decreases over the lock-up period an additional payment equal to the reduction in the share price multiplied by the amount of issued shares under that milestone payment is required to be paid. This gain reflects the fair value remeasurement of the issued shares as at December 31, 2025.

(iv)    Valuation inputs and relationship to fair
The following table summarizes the quantitative information about the significant unobservable inputs used in level 3 fair value measurements:

(in U.S. dollars, in thousands, except percent data)					Range of inputs (weighted average)
Description	Fair value as of December 31, 2025	Fair value as of June 30, 2025	Valuation technique	Unobservable inputs(1)	Six Months Ended December 31, 2025	Year Ended June 30, 2025	Relationship of unobservable inputs to fair value
Contingent consideration provision	14,138	21,779	Discounted cash flows	Risk adjusted discount rate	11%-13% (12.5%)	11%-13% (12.5%)
Six months ended December 31, 2025: A change in the discount rate by 0.5% would have no impact to the fair value.

Year ended June 30, 2025: A change in the discount rate by 0.5% would have no impact to the fair value.

				Expected unit sales price	Various	Various
Six months ended December 31, 2025: A change in the price assumptions by 10% would increase/decrease the fair value by 0.1%.

Year ended June 30, 2025: A change in the price assumptions by 10% would increase/decrease the fair value by 0.2%.

				Expected sales volumes	Various	Various
Six months ended December 31, 2025: A change in the volume assumptions by 10% would increase/decrease the fair value by 0.1%.

Year ended June 30, 2025: A change in the volume assumptions by 10% would increase/decrease the fair value by 0.2%.

				Probability of success and payment	Various	Various
Six months ended December 31, 2025: A change in the probability of success and payment assumptions by 10% and 20% would increase/decrease the fair value by 10% and 20%, respectively.

Year ended June 30, 2025: A change in the probability of success and payment assumptions by 10% and 20% would increase/decrease the fair value by 10% and 20%, respectively.

(1)There were no significant inter-relationships between unobservable inputs that materially affect fair values.
(v)    Valuation processes
In connection with the Osiris acquisition, on October 11, 2013 (the “acquisition date”), an independent valuation of the contingent consideration was carried out by an independent valuer.
For the six months ended December 31, 2025 and the year ended June 30, 2025, the Group has adopted a process to value contingent consideration internally. This valuation has been completed by the Group’s internal valuation team and reviewed by the Chief Financial Officer ("CFO"). The valuation team is responsible for the valuation model. The valuation team also manages a process to continually refine the key assumptions within the model. This is done with input from the relevant business units. The key assumptions in the model have been clearly defined and the responsibility for refining those assumptions has been assigned to the most relevant business units. For each indication we determine the probability of success based on the current development status within each jurisdiction and payment provisions within the agreement. Cash flows relevant to each jurisdiction are discounted appropriately based on the discount rate assumed. The remeasurement charged to the Condensed Consolidated Income Statement in the six months ended December 31, 2025 was a net result of changing the key assumptions of the contingent consideration valuation such as development timelines and the increase in valuation as the time period shortens between the valuation date and the potential settlement dates of contingent consideration including the impact of receiving FDA approval for Ryoncil® in the treatment of children with SR-aGVHD in December 2024.

	As of December 31,	As of June 30,
The fair value of contingent consideration (in U.S. dollars, in thousands)	2025	2025
Fair value of cash or stock payable, dependent on achievement of future late-stage clinical or regulatory targets	11,021	10,778
Fair value of financial derivative liability	2,218	10,262
Fair value of royalty payments from commercialization of the intellectual property acquired	899	739
	14,138	21,779
The main level 3 inputs used by the Group are evaluated as follows:

Risk adjusted discount rate:	The discount rate used in the valuation has been determined based on required rates of returns of listed companies in the biotechnology industry (having regards to their stage of development, their size and number of projects) and the indicative rates of return required by suppliers of venture capital for investments with similar technical and commercial risks. This assumption is reviewed as part of the valuation process outlined above.

Expected unit sales prices:
Expected market sale price giving consideration to comparable products available in the market place and a value based pricing assessment. This assumption is reviewed as part of the valuation process outlined above.

Expected sales volumes:	Expected sales volumes of the most comparable products currently available in the market place. This assumption is reviewed as part of the valuation process outlined above.

Probability of success and payment:
Expected cash flows used to measure contingent consideration are risk adjusted for the probability of successful development of products and payment provisions within the agreement. These assumptions are reviewed as part of the valuation process outlined above.

Within the contingent consideration provision, the Group recognized a derivative financial liability in relation to a milestone paid within contingent consideration. The contingent consideration was paid in January 2025 through the issuance of shares, which are subject to a 12-month lock-up period. If the share price decreases over the lock-up period an additional payment equal to the reduction in the share price multiplied by the amount of issued shares under the milestone payment is required to be paid. The fair value of the financial derivative has been estimated by using the Black-Scholes valuation method based on the following assumptions. Key terms of this financial derivative are included below. The following assumptions were based on observable market conditions that existed as of December 31, 2025 and June 30, 2025.

(in U.S. dollars, except percent data and as otherwise noted) Assumption	As of December 31, 2025	As of June 30, 2025	Rationale
Share Price	A$2.84	A$1.62	5-day VWAP on valuation date from external market source
Exercise price	A$3.15	A$3.15	Market price on initial payment date
Expected Term	6 days	7 months	Lock-up period
Dividend Yield	0%	0%	Based on Company’s nil dividend history
Expected Volatility	73.49%	73.57%	Based on historical volatility data for the Company
Risk Free Interest Rate	4.30%	3.47%	Based on the closing Australian Government issued 5 year bonds on valuation date
Fair value per share	$0.2169	$1.0033	Determined using Black-Scholes valuation model with the inputs above
Fair value	$2,218,393	$10,262,224	Fair value of 10,228,239 shares of $2,218,393 as of December 31, 2025 and of $10,262,224 as of June 30, 2025.
(vi)    Warrant liability

(in U.S. dollars, in thousands)	As of December 31,	As of June 30,
Warrant liability	2025	2025
Opening balance	5,724	4,647
Warrants fair value at grant date - December 30, 2025	3,961	—
Remeasurement of warrant liability	4,498	4,962
Foreign currency translation reserve	(11)	—
Exercise of warrants	—	(3,885)
Closing Balance	14,172	5,724
On November 19, 2021, in connection with the $60.0 million drawdown of the Oaktree debt, Oaktree were granted the right to warrants to purchase 1,769,669 ADSs at $7.26 per ADS, a 15% premium to the 30-day VWAP. Given that Oaktree received an unconditional right to the warrants on November 19, 2021, this date has been determined as the measurement date. The warrant instruments were issued on January 11, 2022, following the required administrative process, and these warrants may be exercised within 7 years of issuance of the warrant instruments. The warrants do not confer any rights to dividends or a right to participate in a new issue without exercising the warrant.
On December 22, 2022, the Group amended the terms of the loan agreement with Oaktree and in connection with the loan amendment, Oaktree was granted warrants to purchase 455,000 ADSs at $3.70 per ADS, a 15% premium to the 30-day VWAP. We determined that an obligation to issue the warrants has arisen from the time the first amendment to the loan agreement was signed; consequently, a liability for the warrants has been recognized in December 2022. The warrants were legally issued on March 8, 2023 and may be exercised within 7 years of issuance.
On January 5, 2024, the ratio under Mesoblast's American Depository Receipt ("ADR") program was changed from 5 ordinary shares representing 1 ADS (5:1 ratio) to a new ratio of 10 ordinary shares representing 1 ADS (10:1 ratio). As a result of this ratio change and as a result of completing the pro-rata accelerated non-renounceable rights issue in December 2023, the number and exercise price for the warrants was adjusted in accordance with the terms of these warrants. The warrants issued in November 2021 changed from 1,769,669 ADSs at $7.26 per ADS to 884,838 ADSs at $14.36 per ADS. The warrants issued in December 2022 changed from 455,000 ADSs at $3.70 per ADS to 227,502 ADSs at $7.24 per ADS.
In January 2025, the Group issued 2,275,020 ordinary shares to Oaktree     for the exercise of 227,502 ADS warrants that were issued in December 2022. One ADS warrant is equivalent to 10 ordinary shares. The fair value of $3.9 million relating to the warrants exercised and the exercise price of $1.6 million were recognized as issued capital within the equity statement.
On December 30, 2025, as part of the new $125.0 million five-year credit-line facility, warrants were granted to purchase 3,225,756 shares or 322,576 American Depositary Shares (“ADSs”) under a 1‑for‑10 ADS ratio, at A$3.20 per share, a 15% premium to the 30-day VWAP, with the ADS price calculated using the USD spot rate at the time of exercise. The Group has determined that an obligation to issue the warrants has arisen from the time the credit-line facility was signed; consequently, a liability for the warrants has been recognized in December 2025. The warrants may be exercised within 5 years of grant. The warrants are subject to shareholder approval and have not yet been legally issued at the date of this report. The warrants are classified as a current financial liability and measured at fair value through profit or loss (“FVTPL”), as their settlement terms create variability in proceeds and may require cash settlement and they may be exercised anytime following shareholder approval.
The exercise price of the warrants will be received in US$, which is different to Mesoblast Limited’s functional currency of A$ which gives rise to variability in the cash flow. As a result, the warrants are classified as a financial liability in accordance with IAS32 Financial Instruments: Presentation. The financial liability is recorded in warrant liability at fair value at grant date and subsequently remeasured at each reporting period with changes being recorded in the Condensed Consolidated Income Statement as remeasurement of warrant liability. The warrant liabilities are considered level 3 liabilities as the determination of fair value includes various assumptions about the share prices and historical volatility as inputs.
As at December 31, 2025, and June 30, 2025 the fair value of the warrant liability was $14.2 million and $5.7 million, respectively. During the six months ended December 31, 2025 and December 31, 2024, the Group recognized a remeasurement loss of $4.5 million and $12.0 million, respectively, in the Condensed Consolidated Income Statement on the remeasurement of warrant liability.
(vii)    Fair value of warrants
The warrants granted are not traded in an active market and therefore the fair value has been estimated by using the Black-Scholes valuation method based on the following assumptions.
Key terms of the Oaktree warrants are included below. The following assumptions were based on observable market conditions that existed as of December 31, 2025 and June 30, 2025.

(in U.S. dollars, except percent data and as otherwise noted) Assumption	As of December 31, 2025	As of June 30, 2025	Rationale
Share Price	$18.04	$10.89	Closing share price on valuation date from external market source
Exercise Price	$14.36	$14.36	As per subscription agreement
Expected Term	3 years	4 years	As per subscription agreement
Dividend Yield	0%	0%	Based on Company’s nil dividend history
Expected Volatility	92.34%	93.43%	Based on historical volatility data for the Company
Risk Free Interest Rate	3.94%	3.99%	Based on the closing U.S treasury issued 7 year bonds on valuation date
Fair value per warrant	$11.7147	$6.4688	Determined using Black-Scholes valuation model with the inputs above
Fair value	$10,365,599	$5,723,883	Fair value of 884,838 warrants of $10,365,599 as of December 31, 2025 and of $5,723,883 as of June 30, 2025.
Key terms of the warrants granted as part of the credit-line facility are included below. The following assumptions were based on observable market conditions that existed at the grant date and as of December 31, 2025.

(in U.S. dollars, except percent data and as otherwise noted) Assumption	As of December 31, 2025	At Grant date - December 30, 2025	Rationale
Share Price	A$2.72	A$2.80	Closing share price on valuation date from external market source
Exercise price	A$3.20	A$3.20	As per subscription agreement
Expected Term	6 years	6 years	As per subscription agreement
Dividend Yield	0%	0%	Based on Company’s nil dividend history
Expected Volatility	73.50%	73.50%	Based on historical volatility data for the Company
Risk Free Interest Rate	4.30%	4.29%	Based on the closing Australian Government issued 5 year bonds on valuation date
Fair value per warrant	A$1.7632	A$1.8298	Determined using Black-Scholes valuation model with the inputs above
Fair value	A$5,687,725	A$5,902,568	Fair value of 3,225,756 warrants of A$5,687,725 (US$3,806,794) as of December 31, 2025 and of A$5,902,568 (US$3,961,213) as at grant date December 30, 2025.